Cash and Cash Equivalents and Pledged Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents and Pledged Deposits

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Cash and bank balances	506,073	159,179
Less: Pledged short-term deposits	(384)	(256)
Time deposits	(50,000)	(75,559)

Cash and cash equivalents	455,689	83,364

Denominated in USD	451,165	69,846
Denominated in RMB	4,335	13,180
Denominated in EUR	189	338

Cash and cash equivalents	455,689	83,364